Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 343,500.00
Previously Paid Amount	0.00
Total Fee Amount	47.44
Total Offset Amount	0.00
Net Fee	$ 47.44